SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment of long-lived assets
Impairment of property, plant and equipment and intangible assets	$ 627,416	$ 19,015	$ 127,875
Impairment of long-lived assets	518,900	19,015	127,875
Goodwill
Goodwill impairment	108,544
Russia
Impairment of long-lived assets
Impairment of property, plant and equipment and intangible assets	15,500	16,200	4,600
Ukraine
Impairment of long-lived assets
Impairment of property, plant and equipment and intangible assets	1,100	2,700	3,600
BCTI
Impairment of long-lived assets
Impairment of property, plant and equipment and intangible assets			119,600
Uzdunrobita
Impairment of long-lived assets
Impairment of property, plant and equipment and intangible assets	502,300
Goodwill
Goodwill impairment	$ 108,544
License costs | Minimum
Finite-lived intangible assets
Weighted-average amortization period	3 years
License costs | Maximum
Finite-lived intangible assets
Weighted-average amortization period	15 years